Note 15 - Share Capital (Details Textual)		12 Months Ended
		Nov. 30, 2020 CAD ($) $ / shares shares		Nov. 30, 2019 CAD ($) $ / shares shares
Statement Line Items [Line Items]
Weighted average exercise price of warrants exercised (in CAD per share) | $ / shares	[1]	$ 0.75		$ 0.75
Percentage of shares issued reserved for issuance for options granted		10.00%
Increase (decrease) in number of shares outstanding through exercise of options (in shares) | shares		4,342,064		214,250
Weighted average share price (in CAD per share) | $ / shares		$ 2.33		$ 1.16
Number of share options exercised in share-based payment arrangement		4,359,750	[2]	214,250	[3]
Number of share options exercised on forfeiture basis in share-based payment arrangement (in shares) | shares		35,000
Increase (decrease) in number of shares outstanding through exercise of options on forfeiture basis (in shares) | shares		17,314
Expense from share-based payment transactions with employees and consultants | $		$ 2,624,526		$ 1,280,848
Share options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees and consultants | $		2,335,974		1,172,678
Restricted share rights [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees and consultants | $		$ 288,552		$ 108,170
Top of range [member]
Statement Line Items [Line Items]
Maximum term of options granted for share-based payment arrangement (Year)		5 years

[1]	During the years ended November 30, 2020 and 2019, all warrants exercised had an exercise price of $0.75.
[2]	During the year ended November 30, 2020, the Company issued 4,342,064 common shares at a weighted average trading price of $2.33. The common shares were issued pursuant to the exercise of 4,359,750 share options, of which 35,000 share options were exercised on a forfeiture basis, resulting in the issuance of 17,314 common shares.
[3]	During the year ended November 30, 2019, the Company issued 214,250 common shares at a weighted average trading price of $1.16.